              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75174
                                                       '40 Act File No. 811-3338

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 30 [x]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 31 [x]


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


   PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on November 16, 2000 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
               Companies ...........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
               Information..........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
               the Depositor or Registrant...............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED NOVEMBER 16, 2000 TO
                        PROSPECTUS DATED MAY 1, 2000 FOR
                      DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                                   THROUGH ITS
                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM YOU OF THE CHANGE OF GENERAL DISTRIBUTOR FROM NATIONWIDE INVESTMENT SERVICES CORPORATION TO SECURITY DISTRIBUTORS, INC. NATIONWIDE LIFE INSURANCE COMPANY IS THE ISSUER OF THE CONTRACTS AND REMAINS OBLIGATED UNDER THE TERMS OF THE CONTRACT. YOU SHOULD KNOW THAT THERE NO CHANGES IN YOUR CONTRACTUAL RIGHTS AS A RESULT OF THE CHANGE IN GENERAL DISTRIBUTOR. SHOULD YOU HAVE ANY QUESTIONS WITH REGARD TO THE CHANGE IN GENERAL DISTRIBUTOR, YOU MAY CALL 1-800-848-6331, TDD 1-800-238-3035 OR WRITE
TO:

                  NATIONWIDE LIFE INSURANCE COMPANY
                  P.O. BOX 182437
                  COLUMBUS, OH 43216

THE PARAGRAPH UNDER THE HEADING "NATIONWIDE INVESTMENT SERVICES CORPORATION" ON PAGE 12 OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

      SECURITY DISTRIBUTORS, INC.

      The contracts are distributed by the general distributor, Security Distributors, Inc. ("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.


THE LAST PARAGRAPH UNDER THE HEADING "LEGAL PROCEEDINGS" PROVISION ON PAGE 40 IS DELETED AND REPLACED WITH THE FOLLOWING:

      The general distributor, SDI, is not engaged in any litigation of a material nature.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                          Multi-Flex Variable Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AIM VARIABLE INSURANCE FUNDS, INC.
   -  AIM V.I. Capital Appreciation Fund
   -  AIM V.I. International Equity Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   -  American Century VP Advantage
   -  American Century VP Balanced
   -  American Century VP Income & Growth

DREYFUS
   -  Dreyfus Stock Index Fund, Inc.
   -  The Dreyfus Socially Responsible Growth Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
   -  Appreciation Portfolio (formerly, Capital Appreciation Portfolio)
   -  Quality Bond Portfolio
   -  Small Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -  VIP Equity-Income Portfolio
   -  VIP High Income Portfolio*

JANUS ASPEN SERIES
   -  International Growth Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   -  Government Bond Fund
   -  Money Market Fund
   - Nationwide High Income Bond Fund (subadviser: Federated Investment Counseling)
   -  Total Return Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -  AMT Balanced Portfolio

STRONG OPPORTUNITY FUND II, INC.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
   -  Templeton International Securities Fund: Class 1

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   -  American Century VP Capital Appreciation*

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Multi-Flex Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:
   -  Statement of Additional Information;
   - prospectus, annual report or semi-annual report for any underlying mutual fund; or
   -  required Nationwide forms,

call:
              1-800-451-0070
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182437
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                  www.sec.gov

THIS ANNUITY IS NOT:

-   A BANK DEPOSIT           -  FEDERALLY INSURED

-   ENDORSED BY A BANK       -  AVAILABLE IN EVERY STATE
    OR GOVERNMENT AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Multi-Flex Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL
   EXPENSES........................................

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES
CORPORATION........................................

TYPES OF CONTRACTS.................................

INVESTING IN THE CONTRACT..........................
   The Variable Account and Underlying
     Mutual Funds
   The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
   Contract Maintenance Charge
   Contingent Deferred Sales Charge
   Variable Account Charges for Contracts
     Issued Before November 3, 1997
   Variable Account Charges for Contracts
     Issued On or After November 3, 1997
   School District Processing Fee
   Contract Exchange Fee
   Premium Taxes

CONTRACT OWNERSHIP.................................
   Contingent Ownership
   Annuitant
   Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
   Minimum Initial and Subsequent Purchase
     Payments
   Pricing
   Allocation of Purchase Payments
   Determining the Contract Value
   Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
   Partial Surrenders (Partial Redemptions)
   Full Surrenders (Full Redemptions)
   Surrenders Under a Texas Optional
     Retirement Program
   Surrenders Under a Qualified Plan or
     Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
   Minimum and Maximum Loan Amounts
   Loan Processing Fee
   How Loan Requests are Processed
   Interest
   Loan Repayment
   Distributions and Annuity Payments
   Transferring the Contract
   Grace Period and Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
   Asset Rebalancing
   Dollar Cost Averaging
   Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
   Annuitization Date
   Annuitization
   Fixed Payment Annuity
   Variable Payment Annuity
   Frequency and Amount of Annuity Payments
   Annuity Payment Options

DEATH BENEFITS.....................................
   Death of Contract Owner - Non-Qualified
     Contracts
   Death of Annuitant - Non-Qualified
     Contracts
   Death of Contract Owner/Annuitant
   Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
   Required Distributions for Non-Qualified
     Contracts
   Required Distributions for Qualified Plans and Tax Sheltered Annuities

   Required Distributions for IRAs and
     SEP IRAs
   Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
   Federal Income Taxes
   Withholding
   Non-Resident Aliens
   Federal Estate, Gift, and Generation
     Skipping Transfer Taxes
   Charge for Tax
   Diversification
   Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION..........................

APPENDIX A: OBJECTIVES FOR UNDERLYING
  MUTUAL FUNDS.....................................

APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amounts surrendered)............................7%(1)

Range of CDSC over time:

--------------------------------------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage

               0                           7%
               1                           6%
               2                           5%
               3                           4%
               4                           3%
               5                           2%
               6                           1%
               7                           0%
--------------------------------------------------------

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

(1)Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

   a) 10% of purchase payments made to the contract; or

   b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

   Withdrawals may be restricted for contracts issued as Tax Sheltered
   Annuities.

(2)Nationwide deducts the contract maintenance charge on each contract anniversary and on the date of surrender when the contract is surrendered in full. Nationwide will waive the contract maintenance charge under some circumstances (see "Contract Maintenance Charge").

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of daily net assets of the variable account)

Actuarial Risk Fee...........................1.30%(4)
     Total Variable Account Charges..........1.30%

MAXIMUM CONTRACT EXCHANGE FEE(5)
(when applicable)...............................$40

MAXIMUM SCHOOL DISTRICT PROCESSING FEE(6)
(when applicable).................greater of $30 or
                            0.40% of contract value

(3)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

(4)For contracts issued before November 3, 1997 or in states that have not approved the applicable contract modifications, Nationwide will deduct:

      a) a mortality and expense risk charge of 1.25% of the daily net assets of the variable account; and

      b) an administration charge of 0.05% of the daily net assets of the variable account.

See "Expenses of the Variable Account for Contracts Issued Before November 3, 1997."

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve contract modifications, Nationwide will deduct an actuarial risk fee equal to 1.30% of the daily net assets of the variable account (see "Expenses of the Variable Account for Contracts Issued On or After November 3, 1997").

(5)Nationwide may assess a contract exchange fee upon exchange of the contract for another Nationwide contract (see "Contract Exchange Fee").

(6)Nationwide may assess a school district processing fee to reimburse it for charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions (see "School District Processing Fee").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Qualified Contracts and Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)


-------------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1        Total Mutual
                                                                     Fees         Expenses      Fees         Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Capital              0.62%            0.11%        0.00%          0.73%
Appreciation Fund

AIM Variable Insurance Funds, Inc. - AIM V.I. International        0.75%            0.22%        0.00%          0.97%
Equity Fund

American Century Variable Portfolios, Inc. - American Century      1.00%            0.00%        0.00%          1.00%
VP Advantage

American Century Variable Portfolios, Inc. - American Century      0.90%            0.00%        0.00%          0.90%
VP Balanced

American Century Variable Portfolios, Inc. - American Century      1.00%            0.00%        0.00%          1.00%
VP Capital Appreciation

American Century Variable Portfolios, Inc. - American Century      0.70%            0.00%        0.00%          0.70%
VP Income & Growth

Dreyfus Stock Index Fund, Inc.                                     0.25%            0.01%        0.00%          0.26%

The Dreyfus Socially Responsible Growth Fund, Inc.                 0.75%            0.04%        0.00%          0.79%

Dreyfus Variable Investment Fund -Appreciation Portfolio           0.43%            0.35%        0.00%          0.78%
(formerly, Dreyfus Variable Investment Fund - Capital
Appreciation Portfolio)

Dreyfus Variable Investment Fund - Quality Bond Portfolio          0.65%            0.09%        0.00%          0.74%

Dreyfus Variable Investment Fund - Small Cap Portfolio             0.75%            0.03%        0.00%          0.78%

Fidelity VIP Equity-Income Portfolio                               0.48%            0.08%        0.00%          0.56%

Fidelity VIP High Income Portfolio                                 0.58%            0.11%        0.00%          0.69%

Janus Aspen Series - International Growth Portfolio                0.65%            0.11%        0.00%          0.76%

NSAT Government Bond Fund                                          0.50%            0.15%        0.00%          0.65%

NSAT Money Market Fund                                             0.39%            0.15%        0.00%          0.54%

NSAT Nationwide High Income Bond Fund                              0.80%            0.15%        0.00%          0.95%

NSAT Total Return Fund                                             0.58%            0.14%        0.00%          0.72%

Neuberger Berman AMT Balanced Portfolio                            0.85%            0.17%        0.00%          1.02%

Strong Opportunity Fund II, Inc.                                   1.00%            0.14%        0.00%          1.14%

Templeton Variable Products Series Fund - Templeton                0.65%            0.20%        0.00%          0.85%
International Securities Fund: Class 1
-------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


-------------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1        Total Mutual
                                                                     Fees         Expenses      Fees         Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio                             0.48%            0.09%        0.00%          0.57%

  NSAT Nationwide High Income Bond Fund                            0.80%            0.50%        0.00%          1.30%
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects CDSC, variable account charges of 1.30%, and the contract maintenance charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the contract maintenance charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For certain contracts which are exchanged for other contracts issued by Nationwide or an affiliate of Nationwide, the CDSC may be waived and a Contract Exchange Fee not to exceed $40 may be assessed (see "Contract Exchange Fee"). Under such circumstances, the expenses that follow would be adjusted to reflect the contract exchange fee and the waiver of the CDSC.


----------------------------------------------------------------------------------------------------
                                     If you surrender your contract    If you do not surrender your
                                      at the end of the applicable      contract at the end of the
                                               time period                applicable time period
----------------------------------------------------------------------------------------------------
                                     1 Yr. 3 Yrs.   5 Yrs.  10 Yrs. 1 Yr.   3 Yrs   5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.    93     116     148      259     23     71      121      259
- AIM V.I. Capital Appreciation Fund

AIM Variable Insurance Funds, Inc.    95     123     160      284     25     78      133      284
- AIM V.I. International Equity Fund

American Century Variable             96     124     162      287     26     79      135      287
Portfolios, Inc. - American Century
VP Advantage

American Century Variable             95     121     157      277     25     76      130      277
Portfolios, Inc. - American Century
VP Balanced

American Century Variable             96     124     162      287     26     79      135      287
Portfolios, Inc. - American Century
VP Capital Appreciation

American Century Variable             93     115     146      256     23     70      119      256
Portfolios, Inc. - American Century
VP Income & Growth

Dreyfus Stock Index Fund, Inc.        88     101     123      208     18     56       96      208

The Dreyfus Socially Responsible      94     117     151      265     24     72      124      265
Growth Fund, Inc.

Dreyfus Variable Investment Fund      93     117     150      264     23     72      123      264
-Appreciation Portfolio (formerly,
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)

Dreyfus Variable Investment Fund -    93     116     148      260     23     71      121      260
Quality Bond Portfolio
----------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                            If you annuitize your contract
                                             at the end of the applicable
                                                     time period
------------------------------------------------------------------------------
                                         1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.         *       71       121       259
- AIM V.I. Capital Appreciation Fund

AIM Variable Insurance Funds, Inc.         *       78       133       284
- AIM V.I. International Equity Fund

American Century Variable                  *       79       135       287
Portfolios, Inc. - American Century
VP Advantage

American Century Variable                  *       76       130       277
Portfolios, Inc. - American Century
VP Balanced

American Century Variable                  *       79       135       287
Portfolios, Inc. - American Century
VP Capital Appreciation

American Century Variable                  *       70       119       256
Portfolios, Inc. - American Century
VP Income & Growth

Dreyfus Stock Index Fund, Inc.             *       56        96       208

The Dreyfus Socially Responsible           *       72       124       265
Growth Fund, Inc.

Dreyfus Variable Investment Fund           *       72       123       264
-Appreciation Portfolio (formerly,
Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)

Dreyfus Variable Investment Fund -         *       71       121       260
Quality Bond Portfolio
------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                     If you surrender your contract    If you do not surrender your
                                      at the end of the applicable      contract at the end of the
                                               time period                applicable time period
-----------------------------------------------------------------------------------------------------
                                     1 Yr. 3 Yrs.   5 Yrs.  10 Yrs. 1 Yr.   3 Yrs   5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -    93     117     150      264     23     72      123      264
Small Cap Portfolio

Fidelity VIP Equity-Income            91     110     139      241     21     65      112      241
Portfolio

Fidelity VIP High Income Portfolio    92     114     146      255     22     69      119      255

Janus Aspen Series - International    93     116     149      262     23     71      122      262
Growth Portfolio

NSAT Government Bond Fund             92     113     144      250     22     68      117      250

NSAT Money Market Fund                91     110     138      239     21     65      111      239

NSAT Nationwide High Income Bond      95     122     159      282     25     77      132      282
Fund

NSAT Total Return Fund                93     115     147      258     23     70      120      258

Neuberger Berman AMT Balanced         96     125     163      289     26     80      136      289
Portfolio

Strong Opportunity Fund II, Inc.      97     128     169      302     27     83      142      302

Templeton Variable Products Series    94     119     154      272     24     74      127      282
Fund - Templeton International
Securities Fund: Class 1
-----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------
                                        If you annuitize your contract
                                         at the end of the applicable
                                                 time period
--------------------------------------------------------------------------
                                     1 Yr.   3 Yrs.   5 Yrs.    10 Yrs.
--------------------------------------------------------------------------
Dreyfus Variable Investment Fund -     *       72       123       264
Small Cap Portfolio

Fidelity VIP Equity-Income             *       65       112       241
Portfolio

Fidelity VIP High Income Portfolio     *       69       119       255

Janus Aspen Series - International     *       71       122       262
Growth Portfolio

NSAT Government Bond Fund              *       68       117       250

NSAT Money Market Fund                 *       65       111       239

NSAT Nationwide High Income Bond       *       77       132       282
Fund

NSAT Total Return Fund                 *       70       120       258

Neuberger Berman AMT Balanced          *       80       136       289
Portfolio

Strong Opportunity Fund II, Inc.       *       83       142       302

Templeton Variable Products Series     *       74       127       272
Fund - Templeton International
Securities Fund: Class 1
--------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant" unless otherwise indicated in the plan.

The contracts can be categorized as:

   -  Non-Qualified;
   -  Individual Retirement Annuities (IRAs);
   -  Roth IRAs;
   -  SEP IRAs;
   -  Tax Sheltered Annuities; and
   -  Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------------------------------------------
Non-Qualified             $1,500              $10

IRA                         $0                $0

Roth IRA                    $0                $0

SEP IRA                     $0                $0

Tax Sheltered               $0                $0
Annuity

Qualified                   $0                $0
-------------------------------------------------------

Nationwide may lower the subsequent purchase payment minimum for employer sponsored deduction programs.

CHARGES AND EXPENSES

For contracts issued before November 3, 1997 or in states which have not approved applicable contract modifications, Nationwide will deduct:

   a) a mortality and expense risk charge of 1.25% of the daily net assets of the variable account; and

   b) an administration charge of 0.05% of the daily net assets of the variable account.

See "Expenses of the Variable Account for Contracts Issued Before November 3, 1997."

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve corresponding contract modifications, Nationwide will deduct an actuarial risk fee of 1.30% of the daily net assets of the variable account for actuarial risks assumed by Nationwide (see "Expenses of the Variable Account for Contracts Issued On or After November 3, 1997").

A maximum contract maintenance charge of $30 is assessed against each contract on the contract anniversary. This charge reimburses Nationwide for administrative expenses related to contract issuance and maintenance (see "Contract Maintenance Charge"). Nationwide will waive the contract maintenance charge for:

   1) Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities in a state having a Unified Billing Authority approve corresponding contract modifications; or

   2) contracts issued to fund Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) on or after the later of November 3, 1997, or the date state insurance authorities approve corresponding contract modifications.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

Non-Qualified Annuity Contract

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not a Traditional IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.

Non-Qualified Annuity contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Individual Retirement Annuities (IRAs)

Individual Retirement Annuities (IRAs) are contracts that are issued by insurance companies and satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

Roth IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Qualified Plans

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Multi-Flex Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   1) shares of a current underlying mutual fund are no longer available for investment; or

   2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

- Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

Each contract anniversary (and on the date of surrender upon full surrender of the contract), Nationwide will deduct a contract maintenance charge of $30 to reimburse it for administrative expenses relating to contract issuance and maintenance.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve corresponding contract modifications, Nationwide will waive the contract maintenance charge for contracts issued in those states that use a unified billing authority program (or any similar program) to process purchase payments.

Nationwide will also waive the contract maintenance charge for Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) issued on or after the later of November 3, 1997, or the date state insurance authorities approve corresponding contract modifications.

The deduction of the contract maintenance charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the contract maintenance charge. Nationwide will not reduce or eliminate the contract maintenance charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of the purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

--------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
--------------------------------------------------------
             0                            7%
             1                            6%
             2                            5%
             3                            4%
             4                            3%
             5                            2%
             6                            1%
             7                            0%
-------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 9% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the contract maintenance charge and the mortality and expense risk charge or, if applicable, the actuarial risk fee, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

   (a) 10% of each purchase payment; or

   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;
   (2) upon payment of a death benefit; or
   (3) from any values which have been held under a contract for at least 7 years.

For Tax Sheltered Annuities, Qualified Contracts and SEP IRAs, Nationwide will waive the CDSC when:

   - the plan participant has participated in the contract for 10 years of active deferrals;

   -  the plan participant dies;

   - the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined by Internal Revenue Code
      Section 401(k)), provided that any hardship surrender may not include any income from salary reduction contributions;

   -  the plan participant annuitizes after completing 2 years in the contract;

   - the plan participant separates from service (as defined in Internal Revenue Code Section 401(k)(2)(B)) and has participated in the contract for 5 years; or

   - the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)).

No CDSC applies to transfers among sub-accounts or between or among the fixed account and/or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange and Nationwide may assess a Contract Exchange Fee not to exceed $40 (see "Contract Exchange Fee").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

VARIABLE ACCOUNT CHARGES FOR CONTRACTS ISSUED BEFORE NOVEMBER 3, 1997 (OR BEFORE THE DATE STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS)

Mortality and Expense Risk Charge

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charges (0.80%) compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges (0.45%) compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the mortality and expense risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.05% of the daily net assets of the variable account.

The administration charge compensates Nationwide for administrative expenses.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

VARIABLE ACCOUNT CHARGES FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 3, 1997 (OR THE DATE STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS)

Actuarial Risk Fee

Nationwide deducts an actuarial risk fee from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

The actuarial risk fee compensates Nationwide for actuarial risks, including administration expenses relating to contract issuance and maintenance, and mortality risk expenses.

SCHOOL DISTRICT PROCESSING FEE

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve corresponding contract modifications, Nationwide may charge against the contract any charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.

This charge will not exceed the greater of $30 or 0.40% of the contract value. This charge will never exceed the exact amount billed to Nationwide by school districts for this service.

Nationwide will deduct these charges from the contract:

   1) at the time the contract is surrendered;

   2) annually;

   3) at annuitization; or

   4) on any other date Nationwide becomes subject to these charges.

Nationwide will determine the method that will be used to recoup these expenses. It will be at Nationwide's sole discretion and may be changed without notice to contract owners.

CONTRACT EXCHANGE FEE

If a contract owner chooses to exchange the contract for another Nationwide contract (or a contract of any of its affiliates), Nationwide will make a determination as to the eligibility of such an exchange. In making the determination, Nationwide will apply its rules and regulations, which may include assessing a reasonable processing fee for the exchange. This fee will never exceed $40. The contract exchange fee will be in addition to any contract maintenance charge that may be applicable.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

   (1) the time the contract is surrendered;
   (2) annuitization; or
   (3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -  on a Nationwide form;

   -  signed by the contract owner; and

   -  received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                                            MINIMUM
     CONTRACT        MINIMUM INITIAL      SUBSEQUENT
       TYPE          PURCHASE PAYMENT       PAYMENTS
-------------------------------------------------------
Non-Qualified             $1,500              $10
IRA                         $0                $0
Roth IRA                    $0                $0
SEP IRA                     $0                $0
Tax Sheltered               $0                $0
Annuity
Qualified                   $0                $0
-------------------------------------------------------

Nationwide may lower the subsequent purchase payment minimum for employer sponsored deduction programs.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                     -        Independence Day
-        Martin Luther King, Jr. Day        -        Labor Day
-        Presidents' Day                    -        Thanksgiving
-        Good Friday                        -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   1) the value of amounts allocated to the sub-accounts of the variable account; and

   2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a) is:

      (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

      (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

   2) adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and

Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

   a) the amount requested; or

   b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

-  the participant dies;

-  the participant retires;

-  the participant terminates employment due to total disability; or

- the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:
   1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
   2. in the case of hardship (as defined for purposes of Internal Revenue Code
      Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:
   1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
   2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
   3. all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
-------------------------------------------------------
-------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

-------------------------------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -  the contract is surrendered;

   -  the contract owner/annuitant dies;

   -  the contract owner who is not the annuitant dies prior to annuitization;

      or

   -  annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $5,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

   1) 10% of all purchase payments made to the contract as of the withdrawal date; or

   2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

   1) deducting applicable premium taxes from the total contract value; then

   2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.



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


DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner, unless the contract owner at the time of application, named his or her estate to receive the contract.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

For contracts issued on or after the later of November 3, 1997, or the date state insurance authorities approve contract modifications, if the annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greatest of:

   1) the contract value;

   2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   3) the contract value as of the most recent five year contract anniversary before the annuitant's 75th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

For contracts issued before November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before the first day of the calendar month after his or her 75th birthday, the death benefit will be the greater of:

   1) the total of all purchase payments, increased at an annual rate of 5% simple interest from the date of each purchase payment for each full year the payment has been in force, less any amounts surrendered; or

   2) the contract value.

Insurance regulations in the states of New York and North Carolina prohibit the death benefit described immediately above. For contracts issued in the states of New York and North Carolina, the death benefit will be the greater of:

   1) the sum of all purchase payments, less any amounts previously surrendered; or

   2) the contract value.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities approve applicable contract modifications and before May 1, 1998, or the date insurance authorities approve applicable contract modifications, in states the use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of:

   1) the total of all purchase payments, less any amounts surrendered; or

   2) the contract value.

For Tax Sheltered Annuities issued on or after May 1, 1998, or the date insurance authorities approve applicable contract modifications in states that use a Unified Billing Authority to process purchase payments, the death benefit will be the greater of;

   1) the total of all purchase payments, less an adjustment for amounts surrendered; or

   2) the contract value.

The adjustment for amounts surrendered will reduce item (1) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the first day of the calendar month after his or her 75th birthday and before the annuitization date, the death benefit will equal the contract value.

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

   1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

      a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

      b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

   a) the death of the annuitant will be treated as the death of a contract owner;

   b) any change of annuitant will be treated as the death of a contract owner; and

   c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

   a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

   b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

   a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

   b) the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRAs or SEP IRAs must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

   a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

   b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

      1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

      2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs.

IRA and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

   a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

      1) treat the contract as a Roth IRA established for his or her benefit; or

      2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

   b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

- the type of contract purchased;
- the purposes for which the contract is purchased; and
- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-  IRAs;

-  Roth IRAs;

-  SEP IRAs;

-  Tax Sheltered Annuities; and

-  "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-  it is made on or after the date on which the contract owner attains age 59
   1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-  it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-  made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-  for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-  the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-  is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

-  acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-  the distribution is made directly to another Tax Sheltered Annuity or an IRA;

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required).

Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -  a transfer of the contract from one contract owner to another; or

   -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   a) an individual who is two or more generations younger than the contract owner; or

   b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

   -  the failure to diversify was accidental;

   -  the failure is corrected; and

   -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April

27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and
   -  the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;

   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -  Lipper Analytical Services, Inc.;
   -  CDA/Wiesenberger;
   -  Morningstar;
   -  Donoghue's;
   -  magazines such as:
      -  Money;
      -  Forbes;
      -  Kiplinger's Personal Finance Magaine;
      -  Financial World;
      -  Consumer Reports;
      -  Business Week;
      -  Time;
      -  Newsweek;
      -  National Underwriter; and
      -  News and World Report;
   -  LIMRA;
   -  Value;
   -  Best's Agent Guide;
   -  Western Annuity Guide;
   -  Comparative Annuity Reports;
   -  Wall Street Journal;
   -  Barron's;
   -  Investor's Daily;
   -  Standard & Poor's Outlook; and
   -  Variable Annuity Research & Data Service
      (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges that could be made to the contract, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund is effective for less than one year), standardized and non-standardized return is not annualized. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Capital      32.74%           N/A            17.96%        11/03/97
Appreciation Fund

AIM Variable Insurance Funds, Inc. - AIM V.I.              43.03%           N/A            22.75%        11/03/97
International Equity Fund

American Century Variable Portfolios, Inc. - American       3.27%          9.74%            6.05%        08/15/91
Century VP Advantage

American Century Variable Portfolios, Inc. - American      52.39%          9.71%            7.43%        02/14/91
Century VP Capital Appreciation

American Century Variable Portfolios, Inc. - American       6.49%           N/A            15.47%        11/03/97
Century VP Income & Growth

Dreyfus Stock Index Fund, Inc.                              9.04%         24.33%           18.20%        09/20/93

The Dreyfus Socially Responsible Growth Fund, Inc.         18.39%         24.75%           21.00%        05/02/94

Dreyfus Variable Investment Fund -Appreciation              0.01%           N/A            12.85%        11/03/97
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)

Dreyfus Variable Investment Fund - Quality Bond           -10.84%           N/A             0.06%        09/01/95
Portfolio

Dreyfus Variable Investment Fund - Small Cap Portfolio     11.55%         11.81%           10.61%        05/02/94

Fidelity VIP Equity-Income Portfolio                       -5.05%         14.67%           12.05%        09/02/93

Fidelity VIP High Income Portfolio                         -3.25%          6.57%            5.02%        05/02/94

Janus Aspen Series - International Growth Portfolio        69.91%           N/A            34.00%        11/03/97

NSAT Government Bond Fund                                 -13.15%          2.97%            3.88%        12/17/82

NSAT Money Market Fund                                     -6.51%          0.40%            0.75%        12/07/82

NSAT Nationwide High Income Bond Fund                      -8.07%           N/A            -2.43%        11/03/97

NSAT Total Return Fund                                     -4.45%         16.85%           11.08%        12/21/82

Neuberger Berman AMT Balanced Portfolio                    21.83%         14.54%            9.24%        02/14/91

Strong Opportunity Fund II, Inc.                           23.16%           N/A            17.24%        09/01/95

Templeton Variable Products Series Fund - Templeton        12.01%         12.97%           10.59%        05/02/94
International Fund: Class 1
-------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/99
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc. - AIM V.I. Capital      42.44%          23.76%         20.54%         05/05/93
Appreciation Fund

AIM Variable Insurance Funds, Inc. - AIM V.I.              52.73%          20.12%         17.05%         05/05/93
International Equity Fund

American Century Variable Portfolios, Inc. - American      12.97%          12.39%          8.64%         08/01/91
Century VP Advantage

American Century Variable Portfolios, Inc. - American      62.09%          12.58%          9.73%         11/20/87
Century VP Capital Appreciation

American Century Variable Portfolios, Inc. - American      16.19%          N/A            22.69%         10/30/97
Century VP Income & Growth

Dreyfus Stock Index Fund, Inc.                             18.74%          26.22%         15.96%         09/29/89

The Dreyfus Socially Responsible Growth Fund, Inc.         28.09%          26.80%         22.23%         10/06/93

Dreyfus Variable Investment Fund -Appreciation              9.71%          23.46%         18.10%         04/05/93
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)

Dreyfus Variable Investment Fund - Quality Bond            -1.43%           5.86%          6.46%         08/31/90
Portfolio

Dreyfus Variable Investment Fund - Small Cap Portfolio     21.25%          14.20%         33.85%         08/31/90

Fidelity VIP Equity-Income Portfolio                        4.65%          16.87%         12.79%         10/09/86

Fidelity VIP High Income Portfolio                          6.45%           9.18%         10.79%         09/19/85

Janus Aspen Series - International Growth Portfolio        79.61%          31.32%         26.28%         05/02/94

NSAT Government Bond Fund                                  -3.92%           5.82%          6.05%         11/08/82

NSAT Money Market Fund                                      3.19%           3.58%          3.38%         11/10/81

NSAT Nationwide High Income Bond Fund                       1.55%          N/A             3.45%         10/31/97

NSAT Total Return Fund                                      5.25%          19.01%         13.09%         11/08/82

Neuberger Berman AMT Balanced Portfolio                    31.53%          17.03%         10.97%         02/28/89

Strong Opportunity Fund II, Inc.                           32.86%          21.54%         19.25%         05/08/92

Templeton Variable Products Series Securities Fund -       21.71%          15.45%         13.63%         05/01/92
Templeton International Fund: Class 1
-------------------------------------------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                   PAGE

General Information and History.......................................1
Services..............................................................1
Purchase of Securities Being Offered..................................2
Underwriters..........................................................2
Calculation of Performance............................................2
Annuity Payments......................................................3
Financial Statements..................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AIM VARIABLE INSURANCE FUNDS, INC.
AIM Variable Insurance Funds, Inc. is an open-end, series, management investment company. Shares of the Funds are currently offered to insurance company separate accounts to fund benefits of variable annuity contracts and variable life insurance policies. AIM Advisors, Inc. ("AIM"), the investment advisor for each Fund, continuously reviews and, from time to time, changes the portfolio holdings of each Fund in pursuit of each Fund's objective.

   AIM V.I. CAPITAL APPRECIATION FUND
   The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium and small sized growth opportunities.

   AIM V.I. INTERNATIONAL EQUITY FUND
   The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

   AMERICAN CENTURY VP ADVANTAGE
   Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

   AMERICAN CENTURY VP BALANCED
   Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

   AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
   Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

   The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

   AMERICAN CENTURY VP INCOME & GROWTH
   Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique, known as portfolio optimization, may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

DREYFUS STOCK INDEX FUND
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.
   Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

   APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
   Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

   QUALITY BOND PORTFOLIO
   Investment Objective: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Portfolio's net assets will consist of obligation of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and corporations which, at the time of purchase by the Portfolio's, are rated at least A by Moody's or Standard & Poor's, or determined to be of comparable quality by The Dreyfus Corporation. The Quality Bond Portfolio also may invest in Municipal Obligations. In addition, at least 65% of the value of the Series assets (except when maintaining a temporary defensive position) will be invested in bond, debentures and other debt instruments.

   SMALL CAP PORTFOLIO
   Investment Objective: Seeks to maximize capital appreciation. The Portfolio invests principally in common stocks. This Portfolio will be particularly alert to companies which Dreyfus considers to be emerging smaller-sized companies believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP Fund and its portfolios.

   VIP EQUITY-INCOME PORTFOLIO
   Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   VIP HIGH INCOME PORTFOLIO
   Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

   Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end, management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

   INTERNATIONAL GROWTH PORTFOLIO
   Investment Objective: Seeks long-term growth of capital. It pursues this objective primarily through investments in common stocks of issuers located outside the United States. The Portfolio has the flexibility to invest in a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may at times invest all of its assets in fewer than five countries or even in a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

   GOVERNMENT BOND FUND
   Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

   MONEY MARKET FUND
   Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

   NATIONWIDE HIGH INCOME BOND FUND
   Subadviser: Federated Investment Counseling
   Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by S&P or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus. Federated Investment Counseling serves as the Fund's subadviser.

   TOTAL RETURN FUND
   Investment Objective: To obtain a reasonable, long-term total return on invested capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the NB Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated ("NB Management").

   AMT BALANCED PORTFOLIO
   Investment Objective: Long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. NB Management anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the NB Management's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. serves as investment advisor for the Fund.
   Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
Templeton Variable Products Series Fund is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies. The investment manager is Templeton Investment Counsel, Inc.

   TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 1
   Investment Objective: To seek long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF       YEAR
                              VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                              BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                              PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance         11.184821          15.964823             42.74%               172,141       1999
Funds, Inc. - AIM V.I.          9.498576          11.184821             17.75%                75,146       1998
Capital Appreciation           10.000000           9.498576             -5.01%                 2,066       1997**
Fund - Q

AIM Variable Insurance         11.184821          15.964823             42.74%                 5,381       1999
Funds, Inc. - AIM V.I.          9.498576          11.184821             17.75%                 5,515       1998
Capital Appreciation           10.000000           9.498576             -5.01%                   626       1997**
Fund - NQ

AIM Variable Insurance         11.300603          17.293870             53.03%                18,086       1999
Funds, Inc. - AIM V.I.          9.913890          11.300603             13.99%                11,832       1998
International Equity           10.000000           9.913890             -0.86%                   591       1997**
Fund - Q

AIM Variable Insurance         11.300603          17.293870             53.03%                   135       1999
Funds, Inc. - AIM V.I.          9.913890          11.300603             13.99%                   456       1998
International Equity           10.000000           9.913890             -0.86%                     0       1997
Fund - NQ

American Century               18.104123          20.506237             13.27%               335,376       1999
Variable Portfolios,           15.651770          18.104123             15.67%               398,891       1998
Inc. - American Century        14.055040          15.651770             11.36%               442,702       1997
VP Advantage - Q               13.035463          14.055040              7.82%               511,115       1996
                               11.312248          13.035463             15.23%               513,818       1995
                               11.343435          11.312248             -0.27%               518,729       1994
                               10.757355          11.343435              5.45%               467,066       1993
                               11.325089          10.757355             -5.01%               319,109       1992
                               10.000000          11.325089             13.25%                10,677       1991
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF        YEAR
                              VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                              BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                              PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
American Century               18.104123          20.506237             13.27%               121,987       1999
Variable Portfolios,           15.651770          18.104123             15.67%               156,744       1998
Inc. - American Century        14.055040          15.651770             11.36%               169,301       1997
VP Advantage - NQ              13.053463          14.055040              7.82%               199,799       1996
                               11.312248          13.035463             15.23%               209,516       1995
                               11.343435          11.312248             -0.27%               237,606       1994
                               10.757355          11.343435              5.45%               225,188       1993
                               11.325089          10.757355             -5.01%               163,922       1992
                               10.000000          11.325089             13.25%                 3,898       1991

American Century               10.000000          10.579044              5.79%                 1,669       1999
Variable Portfolios,
Inc. - American Century
VP Balanced -Q

American Century               10.000000          10.579044              5.79%                 1,813       1999
Variable Portfolios,
Inc. - American Century
VP Balanced -NQ

American Century               14.321327          23.256156             62.39%             1,039,334       1999
Variable Portfolios,           14.829811          14.321327             -3.43%             1,194,132       1998
Inc. - American Century        15.531281          14.829811             -4.52%             1,536,676       1997
VP Capital Appreciation        16.447846          15.531281             -5.57%             1,991,010       1996
- Q                            12.711014          16.447846             29.40%             1,986,887       1995
                               13.030369          12.711014             -2.45%             1,855,905       1994
                               11.967533          13.030369              8.88%             1,492,249       1993
                               12.290177          11.967533             -2.63%               846,374       1992
                               10.000000          12.290177             22.90%                18,446       1991
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF        YEAR
                              VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                              BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                              PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
American Century              14.321327           23.256156             62.39%               395,130       1999
Variable Portfolios,          14.829811           14.321327             -3.43%               509,808       1998
Inc. - American Century       15.531281           14.829811             -4.52%               643,503       1997
VP Capital Appreciation       16.447846           15.531281             -5.57%               896,863       1996
- NQ                          12.711014           16.447846             29.40%               956,826       1995
                              13.030369           12.711014             -2.45%             1,058,520       1994
                              11.967533           13.030369              8.88%               984,830       1993
                              12.290177           11.967533             -2.63%               508,166       1992
                              10.000000           12.290177             22.90%                25,910       1991

American Century              13.027526           15.175314             16.49%               576,733       1999
Variable Portfolios,          10.403924           13.027526             25.22%               319,964       1998
Inc. - American Century       10.000000           10.403924              4.04%                18,598       1997**
VP Income & Growth - Q

American Century              13.027526           15.175314             16.49%                25,799       1999
Variable Portfolios,          10.403924           13.027526             25.22%                21,051       1998
Inc. - American Century       10.000000           10.403924              4.04%                 2,246       1997**
VP Income & Growth - NQ

Dreyfus Stock Index           27.730490           33.009632             19.04%             3,233,328       1999
Fund, Inc. - Q                21.913276           27.730490             26.55%             2,822,344       1998
                              16.698256           21.913276             31.23%             2,033,357       1997
                              13.807559           16.698256             20.94%               995,299       1996
                              10.227308           13.807559             35.01%               489,045       1995
                              10.271065           10.227308             -0.43%               297,344       1994
                              10.000000           10.271065              2.71%                65,529       1993

Dreyfus Stock Index           27.730490           33.009632             19.04%               496,349       1999
Fund, Inc. - NQ               21.913276           27.730490             26.55%               515,394       1998
                              16.698256           21.913276             31.23%               456,512       1997
                              13.807559           16.698256             20.94%               321,661       1996
                              10.227308           13.807559             35.01%               210,808       1995
                              10.271065           10.227308             -0.43%               185,724       1994
                              10.000000           10.271065              2.71%               100,168       1993
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially          25.825425           33.157285             28.39%             1,718,536       1999
Responsible Growth            20.223412           25.825425             27.70%             1,409,837       1998
Fund, Inc. - Q                15.953248           20.223412             26.77%               967,915       1997
                              13.333625           15.953248             19.65%               399,889       1996
                              10.039093           13.333625             32.82%                94,479       1995
                              10.000000           10.039093              0.39%                16,111       1994

The Dreyfus Socially          25.825425           33.157285             28.39%                82,100       1999
Responsible Growth            20.223412           25.825425             27.70%                72,378       1998
Fund, Inc. - NQ               15.953248           20.223412             26.77%                59,654       1997
                              13.333625           15.953248             19.65%                30,211       1996
                              10.039093           13.333625             32.82%                 7,847       1995
                              10.000000           10.039093              0.39%                 1,221       1994

Dreyfus Variable              13.166473           14.484129             10.01%               814,540       1999
Investment Fund               10.244238           13.166473             28.53%               410,872       1998
-Appreciation Portfolio       10.000000           10.244238              2.44%                 2,752       1997**
- Q(1)

Dreyfus Variable              13.166473           14.484129             10.01%                41,564       1999
Investment Fund               10.244238           13.166473             28.53%                31,894       1998
-Appreciation Portfolio       10.000000           10.244238              2.44%                   487       1997**
- NQ(1)

Dreyfus Variable              12.008318           11.873090             -1.13%               501,629       1999
Investment Fund -             11.533218           12.008318              4.12%               529,886       1998
Quality Bond Portfolio        10.679640           11.533218              7.99%               377,157       1997
- Q                           10.493309           10.679640              1.78%               202,913       1996
                              10.000000           10.493309              4.93%                 9,201       1995
----------------------------------------------------------------------------------------------------------------------
(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable               12.008318           11.873090            -1.13%                 30,684       1999
Investment Fund -              11.533218           12.008318             4.12%                 35,289       1998
Quality Bond Portfolio         10.679640           11.533218             7.99%                 30,748       1997
- NQ                           10.493309           10.679640             1.78%                 13,559       1996
                               10.000000           10.493309             4.93%                    626       1995

Dreyfus Variable               16.742421           20.350320            21.55%              3,949,521       1999
Investment Fund - Small        17.567589           16.742421            -4.70%              4,221,501       1998
Cap Portfolio - Q              15.245571           17.567589            15.23%              3,392,728       1997
                               13.249127           15.245571            15.07%              1,991,389       1996
                               10.374796           13.249127            27.70%                709,274       1995
                               10.000000           10.374796             3.75%                137,041       1994

Dreyfus Variable               16.742421           20.350320            21.55%                118,642       1999
Investment Fund - Small        17.567589           16.742421            -4.70%                154,140       1998
Cap Portfolio - NQ             15.245571           17.567589            15.23%                173,470       1997
                               13.249127           15.245571            15.07%                132,109       1996
                               10.374796           13.249127            27.70%                 57,885       1995
                               10.000000           10.374796             3.75%                 21,950       1994

Fidelity VIP                   22.645632           23.766053             4.95%              4,882,607       1999
Equity-Income Portfolio        20.553936           22.645632            10.18%              5,377,059       1998
- Q                            16.255386           20.553936            26.44%              4,809,504       1997
                               14.412060           16.255386            12.79%              3,685,628       1996
                               10.808255           14.412060            33.34%              2,504,171       1995
                               10.227513           10.808255             5.68%              1,591,113       1994
                               10.000000           10.227513             2.28%                345,527       1993

Fidelity VIP                   22.645632           23.766053             4.95%                899,955       1999
Equity-Income Portfolio        20.553936           22.645632            10.18%              1,151,378       1998
- NQ                           16.255386           20.553936            26.44%              1,235,093       1997
                               14.412060           16.255386            12.79%              1,140,873       1996
                               10.808255           14.412060            33.34%              1,004,513       1995
                               10.227513           10.808255             5.68%                917,381       1994
                               10.000000           10.227513             2.28%                368,492       1993
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High             14.538235           15.519485              6.75%              1,552,373       1999
Income Portfolio - Q          15.396163           14.538235             -5.57%              1,649,380       1998
                              13.256841           15.396163             16.14%              1,184,586       1997
                              11.779381           13.256841             12.54%                621,493       1996
                               9.895223           11.779381             19.04%                210,727       1995
                              10.000000            9.895223             -1.05%                 33,204       1994

Fidelity VIP High             14.538235           15.519485              6.75%                 64,852       1999
Income Portfolio - NQ         15.396163           14.538235             -5.57%                 84,449       1998
                              13.256841           15.396163             16.14%                 70,227       1997
                              11.779381           13.256841             12.54%                 33,405       1996
                               9.895223           11.779381             19.04%                 11,249       1995
                              10.000000            9.895223             -1.05%                  2,726       1994

Janus Aspen Series -          11.516019           20.718419             79.91%                684,662       1999
International Growth           9.952334           11.516019             15.71%                313,231       1998
Portfolio - Q                 10.000000            9.952334             -0.48%                    978       1997**

Janus Aspen Series -          11.516019          20.718419              79.91%                 28,317       1999
International Growth           9.952334          11.516019              15.71%                 12,850       1998
Portfolio - NQ                10.000000           9.952334              -0.48%                  2,117       1997**

NSAT Government Bond          35.013105          33.746688              -3.62%                770,147       1999
Fund - Q                      32.572519          35.013105               7.49%                895,885       1998
                              30.092479          32.572519               8.24%                864,418       1997
                              29.463573          30.092479               2.13%              2,948,795       1996
                              25.138302          29.463573              17.21%              3,276,421       1995
                              26.318797          25.138302              -4.49%              3,538,336       1994
                              24.348055          26.318797               8.09%              3,946,493       1993
                              22.869936          24.348055               6.46%              2,650,975       1992
                              19.854919          22.869936              15.19%              1,805,156       1991
                              18.372987          19.854919               8.07%              1,291,591       1990
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
NSAT Government Bond           35.026017          33.759140             -3.62%                225,941       1999
Fund - NQ                      32.584532          35.026017              7.49%                313,333       1998
                               30.103580          32.584532              8.24%                306,943       1997
                               29.474435          30.103580              2.13%              1,371,551       1996
                               25.147577          29.474435             17.21%              1,618,704       1995
                               26.328516          25.147577             -4.49%              1,893,807       1994
                               24.357055          26.328516              8.09%              2,350,137       1993
                               22.878402          24.357055              6.46%              1,501,470       1992
                               19.862268          22.878402             15.19%                976,874       1991
                               18.379796          19.862268              8.07%                750,363       1990

NSAT Money Market Fund         21.944976          22.709765              3.49%                450,327       1999
- Q*                           21.120495          21.944976              3.90%                405,666       1998
                               20.329483          21.120495              3.89%                386,925       1997
                               19.595876          20.329483              3.74%              1,617,637       1996
                               18.790546          19.595876              4.29%              1,618,571       1995
                               18.325918          18.790546              2.54%              1,636,119       1994
                               18.069824          18.325918              1.42%              1,647,900       1993
                               17.705124          18.069824              2.06%              1,840,923       1992
                               16.950132          17.705124              4.45%              2,323,043       1991
                               15.891433          16.950132              6.66%              2,678,914       1990

NSAT Money Market Fund         23.843612          24.674569              3.49%                 53,830       1999
- NQ*                          22.947799          23.843612              3.90%                 39,677       1998
                               22.088348          22.947799              3.89%                 52,975       1997
                               21.291272          22.088348              3.74%                600,726       1996
                               20.416267          21.291272              4.29%                665,100       1995
                               19.911440          20.416267              2.54%                831,132       1994
                               19.633190          19.911440              1.42%                819,892       1993
                               19.236937          19.633190              2.06%              1,117,454       1992
                               18.416623          19.236937              4.45%              1,684,322       1991
                               17.266332          18.416623              6.66%              2,083,996       1990

NSAT Nationwide High           10.658111          10.855151              1.85%                 31,261       1999
Income Bond Fund - Q           10.206766          10.658111              4.42%                 26,163       1998
                               10.000000          10.206766              2.07%                    279       1997**
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High          10.658111           10.855151              1.85%                 1,363       1999
Income Bond Fund - NQ         10.206766           10.658111              4.42%                 1,104       1998
                              10.000000           10.206766              2.07%                     0       1997**

NSAT Total Return Fund        92.558757           97.698445              5.55%             1,191,087       1999
- Q                           79.422176           92.558757             16.54%             1,294,956       1998
                              62.170693           79.422176             27.75%             1,185,035       1997
                              51.701438           62.170693             20.25%             5,119,908       1996
                              40.575816           51.701438             27.42%             5,049,123       1995
                              40.671816           40.575816             -0.24%             5,094,417       1994
                              37.150744           40.671816              9.48%             4,467,810       1993
                              34.794462           37.150744              6.77%             3,578,781       1992
                              25.454897           34.794462             36.69%             2,974,227       1991
                              28.044760           25.454897             -9.23%             2,734,562       1990

NSAT Total Return Fund        89.896489           94.888344              5.55%                41,363       1999
- NQ                          77.137765           89.896489             16.54%               298,279       1998
                              60.382482           77.137765             27.75%               318,518       1997
                              50.214359           60.382482             20.25%             2,180,633       1996
                              39.408735           50.214359             27.42%             2,273,685       1995
                              39.501981           39.408735             -0.24%             2,360,160       1994
                              36.082181           39.501981              9.48%             2,184,517       1993
                              33.793676           36.082181              6.77%             1,671,604       1992
                              24.722750           33.793676             36.69%             1,370,409       1991
                              27.238121           24.722750             -9.23%             1,268,584       1990

Neuberger Berman AMT          20.316082           26.782503             31.83%             1,420,544       1999
Balanced Portfolio - Q        18.349145           20.316082             10.72%             1,672,034       1998
                              15.563120           18.349145             17.90%             1,725,578       1997
                              14.753402           15.563120              5.49%             1,766,421       1996
                              12.077573           14.753402             22.16%             1,697,674       1995
                              12.661508           12.077573             -4.61%             1,651,413       1994
                              12.050347           12.661508              5.07%             1,478,589       1993
                              11.299008           12.050347              6.65%               743,247       1992
                              10.000000            11.29008             12.99%                13,232       1991
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF         YEAR
                             VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION
                             BEGINNING OF        PERIOD              UNIT VALUE          UNITS AT END
                             PERIOD                                                      OF PERIOD
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          20.316082           26.782503             31.83%               400,892       1999
Balanced Portfolio - NQ       18.349145           20.316082             10.72%               549,897       1998
                              15.563120           18.349145             17.90%               620,263       1997
                              14.753402           15.563120              5.49%               702,451       1996
                              12.077573           14.753402             22.16%               728,876       1995
                              12.661508           12.077573             -4.61%               844,181       1994
                              12.050347           12.661508              5.07%               927,960       1993
                              11.299008           12.050347              6.65%               370,418       1992
                              10.000000           11.299008             12.99%                14,765       1991


Strong Opportunity Fund       16.920120           22.530007             33.16%             1,462,965       1999
II - Q                        15.098205           16.920120             12.07%             1,309,839       1998
                              12.193238           15.098205             23.82%               897,935       1997
                              10.456863           12.193238             16.61%               408,289       1996
                              10.000000           10.456863              4.57%                14,374       1995

Strong Opportunity Fund       16.920120           22.530007             33.16%                68,512       1999
II - NQ                       15.098205           16.920120             12.07%                70,745       1998
                              12.193238           15.098205             23.82%                62,437       1997
                              10.456863           12.193238             16.61%                35,456       1996
                              10.000000           10.456863              4.57%                 1,437       1995

Templeton Variable            16.833378           20.538218             22.01%             1,910,109       1999
Products Series Fund -        15.599596           16.833378              7.91%             2,030,341       1998
Templeton International       13.869569           15.599596             12.47%             1,817,862       1997
Securities Fund: Class        11.329203           13.869569             22.42%             1,044,821       1996
1 - Q                          9.913613           11.329203             14.28%               503,599       1995
                              10.000000            9.913613             -0.86%               161,196       1994

Templeton Variable            16.833378           20.538218             22.01%                60,501       1999
Products Series Fund -        15.599596           16.833378              7.91%                80,680       1998
Templeton International       13.869569           15.599596             12.47%                96,814       1997
Securities Fund: Class        11.329203           13.869569             22.42%                66,863       1996
1 - NQ                         9.913613           11.329203             14.28%                39,371       1995
                              10.000000            9.913613             -0.86%                24,273       1994
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

*The 7-day yield on the NSAT Money Market Fund as of December 31, 1999 was
4.08%.

**These underlying mutual funds were added to the variable account on November 3, 1997. Condensed Financial Information for these funds for 1997 reflects values from November 3, 1997 to December 31, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
               THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                 PAGE

General Information and History....................................1
Services...........................................................1
Purchase of Securities Being Offered...............................2
Underwriters.......................................................2
Calculation of Performance.........................................2
Annuity Payments...................................................3
Financial Statements...............................................4

GENERAL INFORMATION AND HISTORY

Nationwide Multi-Flex Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual fund options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998, and 1997, no underwriting commissions were paid by Nationwide to either SDI or NISC.


CALCULATION OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the NSAT Money Market Fund's seven-day current unit value yield was 4.08%. The NSAT Money Market Fund effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. At December 31, 1999 the seven-day effective yield was 4.16%.

The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the deduction of a maximum $30 contract maintenance charge and a 1.30% actuarial risk fee (or, if applicable, mortality and expense risk charge). The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the contract maintenance charge is fixed per contract charge.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                           INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      AIM VI - Capital Appreciation Fund (AIMCapAp)
         79,654 shares (cost $2,059,173) ................................................................      $  2,834,091

      AIM VI - International Equity Fund (AIMIntEq)
         10,759 shares (cost $241,078) ..................................................................           315,119

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,302,581 shares (cost $7,946,442) .............................................................         9,378,583

      American Century VP - American Century VP Balanced (ACVPBal)
         4,742 shares (cost $34,508) ....................................................................            36,943

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         2,248,902 shares (cost $22,912,422) ............................................................        33,373,698

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         1,142,984 shares (cost $7,600,648) .............................................................         9,143,871

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,528,115 shares (cost $41,351,853) ............................................................        59,703,455

      Dreyfus Stock Index Fund (DryStkIx)
         3,202,309 shares (cost $82,025,353) ............................................................       123,128,790

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         311,008 shares (cost $11,211,504) ..............................................................        12,399,870

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         580,383 shares (cost $6,726,250) ...............................................................         6,320,366

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         1,247,931 shares (cost $67,376,709) ............................................................        82,787,741

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,345,503 shares (cost $108,739,033) ...........................................................       137,432,884

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,219,122 shares (cost $26,942,979) ............................................................        25,098,269

      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         381,985 shares (cost $9,253,592) ...............................................................        14,771,357

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,957,893 shares (cost $37,775,858) ............................................................        50,337,441

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         6,810,793 shares (cost $75,473,425) ............................................................        73,488,452



      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         37,199 shares (cost $370,653) ..................................................................           354,133

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         35,526,533 shares (cost $35,526,533) ...........................................................        35,526,533

      Nationwide SAT - Total Return Fund (NSATTotRe)
         21,833,706 shares (cost $270,913,449) ..........................................................       410,692,009

      Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
         2,335,297 shares (cost $36,028,279) ............................................................        48,784,345

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,327,573 shares (cost $27,287,423) ............................................................        34,503,626

      Templeton VPS - Templeton International Fund - Class I (TemIntFd)
         1,818,977 shares (cost $34,058,942) ............................................................        40,472,243
                                                                                                              -------------
            Total investments ...........................................................................     1,210,883,819
   Accounts receivable ..................................................................................            26,493
                                                                                                              -------------
            Total assets ................................................................................     1,210,910,312
ACCOUNTS PAYABLE ........................................................................................             1,649
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................   $ 1,210,908,663
                                                                                                              =============

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  Total                         AIMCapAp
                                                    ------------------------------  ------------------------------
                                                         1999            1998            1999            1998
                                                    --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   18,158,930      20,842,641           1,748           1,303
  Mortality, expense and administration
    charges (note 2).............................      (16,307,075)    (16,314,807)        (21,544)         (6,208)
                                                    --------------  --------------  --------------  --------------
    Net investment activity......................        1,851,855       4,527,834         (19,796)         (4,905)
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........      293,370,782     270,437,065         179,274          43,627
  Cost of mutual fund shares sold................     (191,191,387)   (162,114,095)       (149,815)        (39,795)
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........      102,179,395     108,322,970          29,459           3,832
  Change in unrealized gain (loss) on investment.       (6,769,371)     (2,435,061)        696,998          77,316
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............       95,410,024     105,887,909         726,457          81,148
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains.......................       34,832,101      45,381,013          54,532          23,090
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      132,093,980     155,796,756         761,193          99,333
                                                    --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      120,515,358     171,010,136         511,618         454,482
  Transfers between funds........................                -               -         892,099         374,739
  Redemptions....................................     (297,316,112)   (285,564,514)       (228,058)        (51,115)
  Annuity benefits...............................         (120,625)       (113,703)              -               -
  Annual contract maintenance charge (note 2)....       (1,877,502)     (1,959,464)         (3,883)           (633)
  Contingent deferred sales charges (note 2).....       (1,127,839)       (944,022)         (1,060)           (200)
  Adjustments to maintain reserves...............           23,947           5,561              22               3
                                                    --------------  --------------  --------------  --------------
      Net equity transactions....................     (179,902,773)   (117,566,006)      1,170,738         777,276
                                                    --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      (47,808,793)     38,230,750       1,931,931         876,609
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    1,258,717,456   1,220,486,706         902,179          25,570
                                                    --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............   $1,210,908,663   1,258,717,456       2,834,110         902,179
                                                    ==============  ==============  ==============  ==============





                                                                AIMIntEq                          ACVPAdv
                                                    -------------------------------  ------------------------------
                                                          1999            1998             1999            1998
                                                    --------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       1,705            1,210         285,155         216,901
  Mortality, expense and administration
    charges (note 2).............................           (1,998)            (891)       (128,070)       (124,133)
                                                     -------------   --------------  --------------  --------------
    Net investment activity......................             (293)             319         157,085          92,768
                                                     -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........          120,932           25,294       3,410,634       1,825,984
  Cost of mutual fund shares sold................         (117,864)         (24,275)     (2,779,524)     (1,514,576)
                                                     -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........            3,068            1,019         631,110         311,408
  Change in unrealized gain (loss) on investment.           76,717           (2,795)       (253,879)        252,847
                                                     -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............           79,785           (1,776)        377,231         564,255
                                                     -------------   --------------  --------------  --------------
  Reinvested capital gains.......................            7,154                -         676,891         816,147
                                                     -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........           86,646           (1,457)      1,211,207       1,473,170
                                                     -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................           55,483           46,314         527,093         572,977
  Transfers between funds........................           62,728           93,540        (158,687)       (351,854)
  Redemptions....................................          (28,106)          (5,180)     (2,733,749)     (1,112,420)
  Annuity benefits...............................                -                -             (33)            (23)
  Annual contract maintenance charge (note 2)....             (389)            (171)        (13,901)        (15,231)
  Contingent deferred sales charges (note 2).....              (99)             (39)        (10,734)        (13,255)
  Adjustments to maintain reserves...............               (1)              (4)           (514)             77
                                                     -------------   --------------  --------------  --------------
      Net equity transactions....................           89,616          134,460      (2,390,525)       (919,729)
                                                     -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............          176,262          133,003      (1,179,318)        553,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......          138,862            5,859      10,557,958      10,004,517
                                                     -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............    $     315,124          138,862       9,378,640      10,557,958
                                                     =============   ==============  ==============  ==============


NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                   ACVPBal                        ACVPCapAp
                                                       ------------------------------  ------------------------------
                                                            1999            1998            1999            1998
                                                       -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $            -               -               -               -
  Mortality, expense and administration
    charges (note 2).............................                (136)              -        (324,124)       (347,914)
                                                       --------------  --------------  --------------  --------------
    Net investment activity......................                (136)              -        (324,124)       (347,914)
                                                       --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........               5,894               -       5,727,111       7,431,160
  Cost of mutual fund shares sold................              (5,837)              -      (5,336,111)     (7,063,514)
                                                       --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........                  57               -         391,000         367,646
  Change in unrealized gain (loss) on investments               2,435               -      13,035,532      (2,548,105)
                                                       --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............               2,492               -      13,426,532      (2,180,459)
                                                       --------------  --------------  --------------  --------------
  Reinvested capital gains.......................                   -               -               -       1,515,406
                                                       --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........               2,356               -      13,102,408      (1,012,967)
                                                       --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               2,678               -       1,595,991       2,220,641
  Transfers between funds........................              32,131               -         (86,820)     (5,465,509)
  Redemptions....................................                (218)              -      (5,570,815)     (3,562,186)
  Annuity benefits...............................                   -               -          (1,178)           (190)
  Annual contract maintenance charge (note 2)....                  (4)              -         (42,619)        (50,076)
  Contingent deferred sales charges (note 2).....                   -               -         (35,760)        (49,503)
  Adjustments to maintain reserves...............                (105)              -           1,122             513
                                                       --------------  --------------  --------------  --------------
      Net equity transactions....................              34,482               -      (4,140,079)     (6,906,310)
                                                       --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............              36,838               -       8,962,329      (7,919,277)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......                   -               -      24,412,586      32,331,863
                                                       --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      $       36,838               -      33,374,915      24,412,586
                                                       ==============  ==============  ==============  ==============




                                                                   ACVPincGr                        DrySRGro
                                                        -----------------------------   -------------------------------
                                                            1999            1998             1999            1998
                                                        -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $       1,352           22,466           7,382          59,690
  Mortality, expense and administration
    charges (note 2).............................              (98,210)         (28,528)       (631,876)       (377,408)
                                                         -------------   --------------  --------------  --------------
    Net investment activity......................              (96,858)          (6,062)       (624,494)       (317,718)
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            1,123,559          247,808       3,100,004         863,412
  Cost of mutual fund shares sold................             (869,591)        (230,017)     (1,584,556)       (500,142)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........              253,968           17,791       1,515,448         363,270
  Change in unrealized gain (loss) on investments            1,030,375          511,807       9,757,561       5,900,793
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............            1,284,343          529,598      11,273,009       6,264,063
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.......................                    -            2,123       1,987,299       1,386,849
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........            1,187,485          525,659      12,635,814       7,333,194
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            1,893,883        1,844,875       9,211,026      10,576,613
  Transfers between funds........................            3,055,413        2,112,196       7,352,558       1,465,431
  Redemptions....................................           (1,417,049)        (254,487)     (7,614,810)     (1,776,381)
  Annuity benefits...............................                   (7)               -               -               -
  Annual contract maintenance charge (note 2)....              (13,402)          (2,425)       (109,640)        (83,289)
  Contingent deferred sales charges (note 2).....               (5,041)            (342)        (50,310)        (18,094)
  Adjustments to maintain reserves...............                 (253)             259             716             428
                                                         -------------   --------------  --------------  --------------
      Net equity transactions....................            3,513,544        3,700,076       8,789,540      10,164,708
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............            4,701,029        4,225,735      21,425,354      17,497,902
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            4,442,594          216,859      38,278,833      20,780,931
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............        $   9,143,623        4,442,594      59,704,187      38,278,833
                                                         =============   ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    DryStkIx                        DryCapAp
                                                        ------------------------------  -----------------------------
                                                            1999              1998            1999            1998
                                                        --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         $  1,195,594         990,158          68,824          29,273
  Mortality, expense and administration
    charges (note 2).............................           (1,430,698)       (955,725)       (140,066)        (28,062)
                                                        --------------  --------------  --------------  --------------
    Net investment activity......................             (235,104)         34,433         (71,242)          1,211
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            8,345,485       1,666,853       3,218,125         232,731
  Cost of mutual fund shares sold................           (3,069,769)       (804,459)     (2,795,528)       (209,881)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..........            5,275,716         862,394         422,597          22,850
  Change in unrealized gain (loss) on investments           13,147,714      16,211,739         682,319         506,293
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments...............           18,423,430      17,074,133       1,104,916         529,143
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.......................            1,028,743         182,250          46,040             186
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........           19,217,069      17,290,816       1,079,714         530,540
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................           17,217,670      19,460,169       2,953,159       2,080,221
  Transfers between funds........................           10,982,972       7,196,900       4,252,360       3,450,453
  Redemptions....................................          (16,562,657)     (5,731,400)     (1,682,937)       (261,044)
  Annuity benefits...............................               (2,981)         (2,559)              -               -
  Annual contract maintenance charge (note 2)....             (191,925)       (145,678)        (18,960)         (2,389)
  Contingent deferred sales charges (note 2).....             (100,434)        (62,149)        (13,131)         (1,172)
  Adjustments to maintain reserves...............                  586           2,514              57            (137)
                                                        --------------  --------------  --------------  --------------
      Net equity transactions....................           11,343,231      20,717,797       5,490,548       5,265,932
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............           30,560,300      38,008,613       6,570,262       5,796,472
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......           92,569,778      54,561,165       5,829,653          33,181
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............         $123,130,078      92,569,778      12,399,915       5,829,653
                                                        ==============  ==============  ==============  ==============





                                                                    DryQualBd                        DrySmCap
                                                        -------------------------------  ------------------------------
                                                              1999             1998             1999            1998
                                                        --------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           $  365,296          336,884          53,163             252
  Mortality, expense and administration
    charges (note 2).............................              (85,777)         (76,197)       (969,857)       (883,862)
                                                         -------------   --------------  --------------  --------------
    Net investment activity......................              279,519          260,687        (916,694)       (883,610)
                                                         -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........            1,328,426          794,218      10,343,781       2,151,154
  Cost of mutual fund shares sold................           (1,361,891)        (762,578)     (7,873,839)     (1,434,829)
                                                         -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..........              (33,465)          31,640       2,469,942         716,325
  Change in unrealized gain (loss) on investments             (319,758)        (184,062)     13,237,934      (4,434,714)
                                                         -------------   --------------  --------------  --------------
    Net gain (loss) on investments...............             (353,223)        (152,422)     15,707,876      (3,718,389)
                                                         -------------   --------------  --------------  --------------
  Reinvested capital gains.......................                    -          103,635               -       1,336,663
                                                         -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..........              (73,704)         211,900      14,791,182      (3,265,336)
                                                         -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................            1,343,499        2,019,788      15,052,033      23,152,760
  Transfers between funds........................             (990,983)         517,074      (9,094,926)     (3,926,582)
  Redemptions....................................             (724,772)        (643,999)    (10,915,476)     (5,065,492)
  Annuity benefits...............................                    -                -               -               -
  Annual contract maintenance charge (note 2)....              (14,217)         (14,669)       (207,487)       (220,760)
  Contingent deferred sales charges (note 2).....               (6,266)          (7,839)        (96,408)        (64,756)
  Adjustments to maintain reserves...............                 (181)             113             701            (511)
                                                         -------------   --------------  --------------  --------------
      Net equity transactions....................             (392,920)       1,870,468      (5,261,563)     13,874,659
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............             (466,624)       2,082,368       9,529,619      10,609,323
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......            6,786,814        4,704,446      73,258,807      62,649,484
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD............           $6,320,190        6,786,814      82,788,426      73,258,807
                                                         =============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                     FidVIPEI                        FidVIPHI
                                                        -------------------------------  ------------------------------
                                                             1999            1998            1999            1998
                                                        ---------------  --------------  -------------   --------------

INVESTMENT ACTIVITY:
  Reinvested dividends .............................     $    2,194,168       1,767,643       2,309,949       1,423,227
  Mortality, expense and administration
    charges (note 2)................................         (1,930,270)     (1,811,344)       (334,326)       (303,847)
                                                         --------------  --------------  --------------  --------------
    Net investment activity.........................            263,898         (43,701)      1,975,623       1,119,380
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............         22,292,242       6,079,485       4,354,783         487,817
  Cost of mutual fund shares sold...................        (13,073,844)     (3,887,729)     (4,531,558)       (433,912)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments.............          9,218,398       2,191,756        (176,775)         53,905
  Change in unrealized gain (loss) on investments...         (7,069,937)      4,573,114        (220,283)     (3,585,376)
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments..................          2,148,461       6,764,870        (397,058)     (3,531,471)
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains..........................          4,850,267       6,290,729          86,353         904,342
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............          7,262,626      13,011,898       1,664,918      (1,507,749)
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................         16,218,966      23,845,625       5,214,131       8,511,396
  Transfers between funds...........................         (9,309,653)        279,782      (2,997,810)        506,824
  Redemptions.......................................        (24,177,752)    (13,156,692)     (3,898,211)     (1,543,731)
  Annuity benefits..................................             (1,945)         (1,823)              -               -
  Annual contract maintenance charge (note 2).......           (226,584)       (238,894)        (60,728)        (62,035)
  Contingent deferred sales charges (note 2)........           (180,119)       (141,165)        (30,842)        (17,150)
  Adjustments to maintain reserves..................                798             409             223             (47)
                                                         --------------  --------------  --------------  --------------
      Net equity transactions.......................        (17,676,289)     10,587,242      (1,773,237)      7,395,257
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............        (10,413,663)     23,599,140        (108,319)      5,887,508
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 147,846,675     124,247,535      25,206,813      19,319,305
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     $  137,433,012     147,846,675      25,098,494      25,206,813
                                                         ==============  ==============  ==============  ==============





                                                                  JanASIntGr                        NSATCapAp
                                                       ------------------------------  ------------------------------
                                                           1999            1998             1999            1998
                                                       --------------  --------------  --------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .............................           15,443           22,540         362,218         520,711
  Mortality, expense and administration
    charges (note 2)................................    $     (86,183)         (22,121)       (783,096)       (871,653)
                                                        -------------   --------------  --------------  --------------
    Net investment activity.........................          (70,740)             419        (420,878)       (350,942)
                                                        -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............          573,381          260,312      20,466,124      27,191,128
  Cost of mutual fund shares sold...................         (471,570)        (262,817)     (8,263,983)    (12,328,964)
                                                        -------------   --------------  --------------  --------------
    Realized gain (loss) on investments.............          101,811           (2,505)     12,202,141      14,862,164
  Change in unrealized gain (loss) on investments...        5,520,283           (2,299)    (13,202,257)        (11,772)
                                                        -------------   --------------  --------------  --------------
    Net gain (loss) on investments..................        5,622,094           (4,804)     (1,000,116)     14,850,392
                                                        -------------   --------------  --------------  --------------
  Reinvested capital gains..........................                -            3,054       3,336,082       1,743,763
                                                        -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............        5,551,354           (1,331)      1,915,088      16,243,213
                                                        -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................        2,062,705        1,682,674       3,283,685       4,344,587
  Transfers between funds...........................        4,482,193        2,201,050       4,181,155       1,551,729
  Redemptions.......................................       (1,059,008)        (155,078)    (21,374,802)    (27,248,088)
  Annuity benefits..................................                -                -          (6,442)         (5,545)
  Annual contract maintenance charge (note 2).......          (12,999)          (2,187)        (58,224)        (69,163)
  Contingent deferred sales charges (note 2)........           (8,045)            (787)        (27,899)        (37,866)
  Adjustments to maintain reserves..................              448               12             366             829
                                                        -------------   --------------  --------------  --------------
      Net equity transactions.......................        5,465,294        3,725,684     (14,002,161)    (21,463,517)
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............       11,016,648        3,724,353     (12,087,073)     (5,220,304)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 3,755,155           30,802      62,424,782      67,645,086
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............    $  14,771,803        3,755,155      50,337,709      62,424,782
                                                        =============   ==============  ==============  ==============



                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                  NSATGvtBd                      NSATHIncBd
                                                       -------------------------------  ------------------------------
                                                             1999            1998            1999            1998
                                                       ---------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    4,728,402       5,973,305          28,889          12,442
  Mortality, expense and administration
    charges (note 2)...............................         (1,197,314)     (1,492,699)         (4,505)         (2,277)
                                                        --------------  --------------  --------------  --------------
    Net investment activity........................          3,531,088       4,480,606          24,384          10,165
                                                        --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         32,891,196      30,298,498         354,458         232,973
  Cost of mutual fund shares sold..................        (33,623,472)    (29,393,218)       (354,414)       (238,033)
                                                        --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............           (732,276)        905,280              44          (5,060)
  Change in unrealized gain (loss) on investments           (6,432,465)      2,221,884         (20,305)          3,767
                                                        --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................         (7,164,741)      3,127,164         (20,261)         (1,293)
                                                        --------------  --------------  --------------  --------------
  Reinvested capital gains.........................            143,792         515,384             176               -
                                                        --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations............         (3,489,861)      8,123,154           4,299           8,872
                                                        --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................          4,249,902       6,311,434         113,296         231,833
  Transfers between funds..........................         (5,526,811)      2,143,077           9,538          61,586
  Redemptions......................................        (28,900,434)    (31,796,007)        (62,026)        (14,158)
  Annuity benefits.................................            (13,882)        (18,715)              -               -
  Annual contract maintenance charge (note 2)......           (117,010)       (143,045)           (912)           (230)
  Contingent deferred sales charges (note 2).......            (79,560)        (91,476)           (672)           (128)
  Adjustments to maintain reserves.................              3,519          (2,276)             (2)             (8)
                                                        --------------  --------------  --------------  --------------
      Net equity transactions......................        (30,384,276)    (23,597,008)         59,222         278,895
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............        (33,874,137)    (15,473,854)         63,521         287,767
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                107,365,814     122,839,668         290,615           2,848
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     $   73,491,677     107,365,814         354,136         290,615
                                                        ==============  ==============  ==============  ==============




                                                                NSATMyMkt                        NSATTotRe
                                                       ------------------------------  ------------------------------
                                                           1999            1998             1999            1998
                                                       ------------    --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  1,784,450         2,073,211       3,065,692       5,590,811
  Mortality, expense and administration
    charges (note 2)...............................         (493,484)        (527,889)     (6,248,692)     (7,193,698)
                                                       -------------   --------------  --------------  --------------
    Net investment activity........................        1,290,966        1,545,322      (3,183,000)     (1,602,887)
                                                       -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............       24,626,159       27,802,187     135,044,092     155,161,671
  Cost of mutual fund shares sold..................      (24,626,159)     (27,802,187)    (67,006,380)    (68,662,100)
                                                       -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............                -                -      68,037,712      86,499,571
  Change in unrealized gain (loss) on investments                  -                -     (53,970,645)    (18,444,180)
                                                       -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................                -                -      14,067,067      68,055,391
                                                       -------------   --------------  --------------  --------------
  Reinvested capital gains.........................                -                -      15,439,049      19,993,831
                                                       -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations............        1,290,966        1,545,322      26,323,116      86,446,335
                                                       -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        2,629,089        9,331,757      21,912,256      32,910,520
  Transfers between funds..........................        8,370,815         (720,419)    (10,866,530)     (7,086,137)
  Redemptions......................................      (15,360,742)     (13,718,112)   (137,661,912)   (170,647,039)
  Annuity benefits.................................           (3,092)          (4,505)        (90,848)        (80,283)
  Annual contract maintenance charge (note 2)......          (46,595)         (53,369)       (541,134)       (657,048)
  Contingent deferred sales charges (note 2).......          (42,148)         (61,733)       (305,720)       (272,491)
  Adjustments to maintain reserves.................             (340)           3,489          15,225              37
                                                       -------------   --------------  --------------  --------------
      Net equity transactions......................       (4,453,013)      (5,222,892)   (127,538,663)   (145,832,441)
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............       (3,162,047)      (3,677,570)   (101,215,547)    (59,386,106)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               38,688,503       42,366,073     511,922,904     571,309,010
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............    $  35,526,456       38,688,503     410,707,357     511,922,904
                                                       =============   ==============  ==============  ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                    NBAMTBal                         StOpp2
                                                         ------------------------------  ------------------------------
                                                              1999            1998            1999            1998
                                                         --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $       728,530       1,016,529               -          52,459
  Mortality, expense and administration
    charges (note 2).................................          (556,057)       (569,585)       (363,188)       (248,876)
                                                         --------------  --------------  --------------  --------------
    Net investment activity..........................           172,473         446,944        (363,188)       (196,417)
                                                         --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............         9,446,870       4,701,654       1,787,702         569,604
  Cost of mutual fund shares sold....................        (8,628,993)     (4,516,095)     (1,380,657)       (457,623)
                                                         --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..............           817,877         185,559         407,045         111,981
  Change in unrealized gain (loss) on investments....         9,965,004      (3,399,106)      5,338,403          46,665
                                                         --------------  --------------  --------------  --------------
    Net gain (loss) on investments...................        10,782,881      (3,213,547)      5,745,448         158,646
                                                         --------------  --------------  --------------  --------------
  Reinvested capital gains...........................         1,079,303       7,139,906       2,758,314       2,115,597
                                                         --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..............        12,034,657       4,373,303       8,140,574       2,077,826
                                                         --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................         2,666,834       4,215,700       5,512,092       7,498,780
  Transfers between funds............................        (2,097,348)     (1,509,657)      1,479,431         495,807
  Redemptions........................................        (8,836,839)     (4,853,908)     (3,895,650)     (1,150,570)
  Annuity benefits...................................              (217)            (60)              -               -
  Annual contract maintenance charge (note 2)........           (61,972)        (65,141)        (64,423)        (51,449)
  Contingent deferred sales charges (note 2).........           (63,429)        (61,893)        (28,046)        (10,724)
  Adjustments to maintain reserves...................               409              72             577              83
                                                         --------------  --------------  --------------  --------------
      Net equity transactions........................        (8,392,562)     (2,274,887)      3,003,981       6,781,927
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................         3,642,095       2,098,416      11,144,555       8,859,753
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                  45,142,869      43,044,453      23,359,647      14,499,894
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................    $   48,784,964      45,142,869      34,504,202      23,359,647
                                                         ==============  ==============  ==============  ==============





                                                                   TemIntFd
                                                         ------------------------------
                                                             1999            1998
                                                         -------------  ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $     960,970          731,626
  Mortality, expense and administration
    charges (note 2).................................         (477,604)        (441,890)
                                                         -------------   --------------
    Net investment activity..........................          483,366          289,736
                                                         -------------   --------------

  Proceeds from mutual fund shares sold..............        4,630,550        2,369,495
  Cost of mutual fund shares sold....................       (3,286,032)      (1,547,351)
                                                         -------------   --------------
    Realized gain (loss) on investments..............        1,344,518          822,144
  Change in unrealized gain (loss) on investments....        2,228,883         (128,877)
                                                         -------------   --------------
    Net gain (loss) on investments...................        3,573,401          693,267
                                                         -------------   --------------
  Reinvested capital gains...........................        3,338,106        1,308,058
                                                         -------------   --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations..............        7,394,873        2,291,061
                                                         -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................        6,288,269        9,696,990
  Transfers between funds............................       (4,023,825)      (3,390,030)
  Redemptions........................................       (4,610,089)      (2,817,427)
  Annuity benefits...................................                -                -
  Annual contract maintenance charge (note 2)........          (70,494)         (81,582)
  Contingent deferred sales charges (note 2).........          (42,116)         (31,260)
  Adjustments to maintain reserves...................              574             (294)
                                                         -------------   --------------
      Net equity transactions........................       (2,457,681)       3,376,397
                                                         -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................        4,937,192        5,667,458
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 35,535,615       29,868,157
                                                         -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................    $  40,472,807       35,535,615
                                                         =============   ==============


See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:
              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                AIM VI - Capital Appreciation Fund (AIMCapAp)*
                AIM VI - International Equity Fund (AIMIntEq)*

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP); American Century VP - American Century VP Advantage (ACVPAdv)* American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)* American Century VP - American Century VP Income & Growth (ACVPIncGr)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Dreyfus Stock Index Fund (DryStkIx)*

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)* Fidelity VIP - High Income Portfolio (FidVIPHI)*

              Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)*

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (not
                  available to contracts established under NEA Valuebuilder)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd)* Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)*

              Strong Opportunity Fund II, Inc. (StOpp2)*
              Portfolio of the Templeton Variable Products Series Fund (Templeton VPS);
                Templeton VPS - Templeton International Fund - Class I
              (TemIntFd)*

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

(2)  EXPENSES
     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  RELATED PARTY TRANSACTIONS
     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



*This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                                                ANNUAL
   Contracts in accumulation phase:                          UNITS        UNIT VALUE                           RETURN(b)
                                                           --------        ---------                           ---------
      AIM VI - Capital Appreciation Fund:
         Tax qualified                                       172,142             $ 15.964823   $  2,748,217         43%
         Non-tax qualified                                     5,380               15.964823         85,891         43%

      AIM VI - International Equity Fund:
         Tax qualified                                        18,086               17.293870        312,777         53%
         Non-tax qualified                                       135               17.293870          2,335         53%

      American Century VP - American Century
      VP Advantage:
         Tax qualified                                       335,356               20.506237      6,876,890         13%
         Non-tax qualified                                   121,988               20.506237      2,501,515         13%

      American Century VP - American Century
      VP Balanced:
         Tax qualified                                         1,669               10.579044         17,656          6%(a)
         Non-tax qualified                                     1,813               10.579044         19,180          6%(a)

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified                                     1,039,334               23.256156     24,170,914         62%
         Non-tax qualified                                   395,130               23.256156      9,189,205         62%

      American Century VP - American Century
      VP Income & Growth:
         Tax qualified                                       576,734               15.175314      8,752,120         16%
         Non-tax qualified                                    25,799               15.175314        391,508         16%

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                     1,718,535               33.157285     56,981,955         28%
         Non-tax qualified                                    82,100               33.157285      2,722,213         28%

      Dreyfus Stock Index Fund:
         Tax qualified                                     3,233,417               33.009632    106,733,905         19%
         Non-tax qualified                                   496,349               33.009632     16,384,298         19%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified                                       814,540               14.484129     11,797,902         10%
         Non-tax qualified                                    41,563               14.484129        602,004         10%

      Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified                                       501,628               11.873090      5,955,874         (1)%
         Non-tax qualified                                    30,684               11.873090        364,314         (1)%

      Dreyfus VIF - Small Cap Portfolio:
         Tax qualified                                     3,949,521               20.350320     80,374,016         22%
         Non-tax qualified                                   118,642               20.350320      2,414,403         22%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                     4,882,606               23.766053    116,040,273          5%
         Non-tax qualified                                   899,955               23.766053     21,388,378          5%

      Fidelity VIP - High Income Portfolio:
         Tax qualified                                     1,552,373               15.519485     24,092,029          7%
         Non-tax qualified                                    64,851               15.519485      1,006,454          7%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT


                                                                                                                ANNUAL
                                                             UNITS        UNIT VALUE                           RETURN(b)
                                                           --------        ---------                           ---------

      Janus AS - Janus Aspen
      International Growth Portfolio:
         Tax qualified                                       684,662               20.718419     14,185,114         80%
         Non-tax qualified                                    28,317               20.718419        586,683         80%

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified                                     1,154,090               31.511115     36,366,663          3%
         Non-tax qualified                                   441,558               31.511115     13,913,985          3%

      Nationwide SAT - Government Bond Fund:
         Tax qualified                                     1,576,867               33.746688     53,214,039         (4)%
         Non-tax qualified                                   597,758               33.759140     20,179,796         (4)%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified                                        31,261               10.855151        339,343          2%
         Non-tax qualified                                     1,363               10.855151         14,796          2%

      Nationwide SAT - Money Market Fund:
         Tax qualified                                     1,219,198               22.709765     27,687,700          3%
         Non-tax qualified                                   316,915               24.674569      7,819,741          3%

      Nationwide SAT - Total Return Fund:
         Tax qualified                                     3,167,075               97.698445    309,418,303          6%
         Non-tax qualified                                 1,062,496               94.888344    100,818,486          6%

      Neuberger &Berman AMT -
      Balanced Portfolio:
         Tax qualified                                     1,420,544               26.782503     38,045,724         32%
         Non-tax qualified                                   400,892               26.782503     10,736,891         32%

      Strong Opportunity Fund II, Inc.:
         Tax qualified                                     1,462,966               22.530007     32,960,634         33%
         Non-tax qualified                                    68,512               22.530007      1,543,576         33%

      Templeton VPS - Templeton International Fund:
         Tax qualified                                     1,910,109               20.538218     39,230,235         22%
         Non-tax qualified                                    60,501               20.538218      1,242,583         22%
                                                           =========               =========

   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                              418,884
         Non-tax qualified                                                                          259,261
                                                                                            ---------------
                                                                                            $ 1,210,908,663
                                                                                            ===============


(a) Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99 for American Century VP - Balanced.
(b) The annual return does not include contract charges satisfied by surrendering units.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                           (a) Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Multi-Flex Variable Account:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                               Statement of Operations for the years
                               ended December 31, 1999 and 1998.

                               Statement of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 1999 and 1998.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 1999 and 1998.

                               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                               Notes to Consolidated Financial Statements.


                       (b) Exhibits

                               (1)  Resolution of the Depositor's Board of                         *
                                    Directors authorizing the establishment of
                                    the Registrant.

                               (2)  Not Applicable                                                 *

                               (3)  Underwriting or Distribution of contracts                      *
                                    between the Registrant and NISC as Principal
                                    Underwriter.

                                    Underwriting or Distribution of contracts              Attached hereto.
                                    between the Registrant and SDI as Principal
                                    Underwriter.

                               (4)  The form of the variable annuity contract                      *

                               (5)  Variable Annuity Application- Attached
                                    hereto.

                               (6)  Articles of Incorporation of Depositor -                       *

                               (7)  Not Applicable

                               (8)  Not Applicable

                               (9)  Opinion of Counsel                                             *

                              (10)  Not Applicable

                              (11)  Not Applicable

                              (12)  Not Applicable

                              (13)  Performance Advertising Calculation                            *
                                    Schedule.

         *Filed previously in connection with this registration statement (SEC File No. 2-75174) and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                           BUSINESS ADDRESS                                 WITH DEPOSITOR


                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          David K. Hollingsworth                           Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                              Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
            REGISTRANT.

          * Subsidiaries for which separate financial statements are filed
         ** Subsidiaries included in the respective consolidated financial statements
        *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
       **** other subsidiaries


---------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
---------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                        Holding Company

The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans

401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC

401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions

AID Finance Services, Inc.               Iowa                                         Holding Company

ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property & casualty
                                                                                      insurance products

ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products

ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
Corporation

ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
Company                                                                               casualty insurance

Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations

AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                      casualty insurance

American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance

Auto Direkt Insurance Company            Germany                                      Insurance Company

Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company

CalFarm Insurance Company                California                                   Multi-line insurance company

Caliber Funding                          Delaware                                     A limited purpose corporation

Colonial County Mutual Insurance         Texas                                        Insurance Company
Company

Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH
---------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance

Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                      insurance

eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                      administrative services to
                                                                                      Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

F&B, Inc.                                Iowa                                         Insurance Agency

Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions

Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions

*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company

Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market

GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters

Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services

Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property & casualty brokerage services

Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions

Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

Midwest Printing Services, Ltd.          Iowa                                         General printing services

Morley & Associates, Inc.                Oregon                                       Insurance brokerage

Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management

Morley Financial Services, Inc.          Oregon                                       Holding Company

Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility

**National Casualty Company              Wisconsin                                    Insurance Company

National Casualty Company of America,    England                                      Insurance Company
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees

**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services

**Nationwide Agency, Inc.                Ohio                                         Insurance Agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
Company                                                                               primarily to agricultural business

Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                      arena development

*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance

Nationwide Cash Management Company       Ohio                                         Investment Securities Agent
------------------------------------------------------------------------------------------------------------------------------
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



------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents

Nationwide Financial Assignment          Ohio                                         An assignment company to administer
Company                                                                               structured settlement business

Nationwide Financial Institution         Delaware                                     Insurance Agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                   Insurance Agency
Distributors Agency, Inc. of
New Mexico

Nationwide Financial Institution         Massachusetts                                Insurance Agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S. &
                                                                                      Bermuda

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities & uses proceeds to acquire
                                                                                      debentures

Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Foundation                    Ohio                                         Not-for profit corporation

Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers

Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                      Nationwide Global Holdings, Inc. & its
                                                                                      international capitalization efforts

Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
Luxembourg Branch                        Luxembourg                                   insurance
------------------------------------------------------------------------------------------------------------------------------
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



------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                      operations

Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property & casualty
                                                                                      insurance

Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance

Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
Inc.

Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                      underwriting manager

Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees

*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

**Nationwide Life and Annuity            Ohio                                         Life Insurance Company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services

Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
Company

*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company

Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company
----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Property and Casualty         Ohio                                         Insurance Company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred of Nevada
                                                                                      compensation plans for public employees

Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming
------------------------------------------------------------------------------------------------------------------------------
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



------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees

Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise

Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody & fiduciary powers

Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group


Neckura Insurance Company                Germany                                      Insurance Company

Neckura Life Insurance Company           Germany                                      Life and health insurance company

Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry

Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      & nonprofit industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality & entertainment industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies

NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations

NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------
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



------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing

Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments

PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services

Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                         Insurance Agency

Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                         Insurance Company

Scottsdale Insurance Company             Ohio                                         Insurance Company

Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis

SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services

Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

Villanova Capital, Inc.                  Delaware                                     Holding Company

Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
 *  MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  NACo Variable Account                            Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide DC Variable Account                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

    Nationwide DCVA-II                               Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Separate Account No. 1                           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

 *  Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

 *  Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

 *  Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                    Annuity Separate Account

 *  Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
    Account                                                         Account

 *  Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                   <
 *  Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

 *  Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account

    Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                    Account
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                    COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                  ORGANIZATION          (SEE ATTACHED CHART)
                                                                      UNLESS OTHERWISE INDICATED
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                     Annuity Separate Account    Policies

     Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                     Annuity Separate Account    Policies

 *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                     Annuity Separate Account    Policies

 *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
     Account -D                                                      Annuity Separate Account    Policies

 *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                     Account                     Policies

 *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                     Account                     Policies

 *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                     Account                     Policies

 *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                     Account                     Policies

     Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                     Account                     Policies
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |NHMC-100%     $11,000     |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |    ADVANCED BUSINESS    |   |   |          WESTERN         |
                                      |      SERVICES, INC.     |   |   |    HERITAGE INSURANCE    |
                                      |                         |   |   |          COMPANY         |
                                      |Common Stock: 1,000      |   |   |                          |
                                      |------------  Shares     |   |   |Common Stock: 4,776,076   |--------------------------------
                                      |                         |---|   |------------- Shares      |
                                      |              Cost       |       |                          |
                                      |              ----       |       |              Cost        |
                                      |AGI-100%      $1,500,000 |       |              ----        |
                                      |                         |       |SIC-100%      $57,000,000 |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GMBH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GMBH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
                                                                     |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
                                                                     |       INC. OF MASS.       | |  ||  |                     |
                                                                     |                           |--  ====|Common Stock: 750    |
                                                                     |Common Stock: 100 Shares   | |      |------------  Shares |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |NFIDAI-100%          |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |                                                                                                        |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | -----------|---------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |  |  |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |  |  |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------  |  ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |       GROUP, INC.        |  |
       |   THE 401(k) COMPANY    |||       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
       |                         |||Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |  |--|Series A Preferred:100,000|  |--
       |------------  Shares     |||                          |  |  |                        |     |------------------ Shares |  |
       |                         |||              Cost        |  |  |                        |     |                   Cost   |  |
       |              Cost       |||              ----        |  |  |                        |     |                   ----   |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |        OKLAHOMA        |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

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-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   - Double Line
         |           COMPANY          |   |                             |       Limited Liability Company - Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       September 30, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

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                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

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
                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | Casualty  12,992,922   $1,182,959,447 |
                                           | Fire         649,510      111,835,185 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. Z.O.O.     |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                        (Right side)































----------------------|---------------------|----------------------|------------------------------------------|
                      :                     |                      :                                          |
       ---------------|----------------     |      ----------------|------------------       -----------------|-----------------
       |     NATIONWIDE GLOBAL        |     |      |     NATIONWIDE TOWARZYSTWO      |       |   NATIONWIDE GLOBAL HOLDINGS,   |
       |       FINANCE, LLC           |     |      |     UBEZPIECZEN NA ZYCIE SA     |       |    INC. - LUXEMBOURG BRANCH     |
       |                              |     |      |                                 |       |            (BRANCH)             |
       |    Single Member Limited     |     |      | Common Stock: 1,952,000 Shares  |       |                                 |
       |      Liability Company       |     |      | ------------                    |       |                                 |
       |                              |     |      |                                 |       |                                 |
       | NGH - 100%                   |     |      | NGH - 100%                      |       | Endowment Capital - $1,000,000  |
       --------------------------------     |      ----------------|------------------       -----------------|-----------------
                                            |                      |                                          |
---|                                        |                      |                                          |
   |                                        |                      |                                          |
   |   --------------------------------     |      ----------------|------------------       -----------------------------------
   |   |        VICPIC LTD.           |     |      |       PIONEER NATIONWIDE        |       |         NGH LUXEMBOURG S.A.     |
   |   |                              |     |      |            SP. Z.O.O.           |       |              (LUX SA)           |
   |   |                              |     |      |                                 |       |                                 |
   |---|                              |     |      |                                 |   |---| Common Stock:      5,894 Shares |
   |   |                              |     |      | Common Stock: 40,950 Shares     |   |   | ------------                    |
   |   |                              |     |      | ------------                    |   |   |                    Cost         |
   |   | GIM - 99.99%                 |     |      |                                 |   |   |                    -----        |
   |   | GSCL - .01%                  |     |      | NGH - 70%                       |   |   | BRANCH - 99.98%    $115,470,723 |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |                                        |                                            |
   |                                        |                                            |
   |   --------------------------------     |      -----------------------------------   |   -----------------------------------
   |   |    GARTMORE EUROPE LTD.      |     |      |        SIAM AR-NA-KHET          |   |   |            NGH UK, LTD.          |
   |   |                              |     |      |      COMPANY LTD. (SIAM)        |   |   |                                  |
   |---|                              |     |......|                                 |   |---|                                  |
   |   | GIM - 50%                    |            |                                 |   |   |                                  |
   |   | GSL - 50%                    |            | NGH - 48.99%                    |   |   | LUX SA - 100%                    |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |                                                               :                     |
   |                                                               :                     |
   |   --------------------------------            ----------------|------------------   |   -----------------------------------
   |   |        GARTMORE CAPITAL      |            |          THAI PRASIT            |   |   |     NATIONWIDE GLOBAL HOLDINGS  |
   |   |         MANAGEMENT LTD.      |            |      NATIONWIDE COMPANY LTD.    |   |   |     - NGH BRASIL PARTICIPACOES  |
   |   |             (GCM)            |            |                                 |   |   |         LTDA (NGH BRASIL)       |
   |---|                              |            |                                 |   |---|                                 |
       |                              |            |                                 |   |   |          Shares      Cost       |
       |                              |            |                                 |   |   |          ------      -----      |
       | GIM - 99.99%                 |            | NGH - 24.3%                     |   |   | LUX SA   6,164,899   R6,164,889 |
       | GSL - .01%                   |            | SIAM - 37.7%                    |   |   | NGH      1           R1         |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
                      |                                                                  |                    |
                      |                                                                  |                    |
       ---------------|----------------            -----------------------------------   |   -----------------|-----------------
       |      GARTMORE U.S. LTD.      |            |        PANEUROLIFE (PEL)        |   |   |     NATIONWIDE SEGURADORA S.A.  |
       |           (GUS)              |            |                                 |   |   |                                 |
       |                              |            | Common Stock: 1,300,000 Shares  |   |   |          Shares      Cost       |
       |                              |            | -------------     Cost          |---|   |          ------      -----      |
       |                              |            |                   ----          |       | NGH                             |
       |                              |            | LUX SA - 100%     3,817,832,685 |       | BRASIL   9,999,999   R9,999,999 |
       | GCM - 100%                   |            | LUF                             |       | LUX SA   1           R1         |
       ---------------|----------------            -----------------|-----------------       -----------------------------------
                      |                                             |
                      |                                             |
       ---------------|----------------            -----------------|-----------------
       |       GARTMORE GLOBAL        |            |           VERTBOIS, SA          |
       |          PARTNERS            |            |                                 |  Subsidiary Companies-- Solid Line
       |                              |            |                                 |  Contractual Association-- Double Line
       |                              |            |                                 |  Limited Liability Company-- Dotted Line
       |                              |            | PEL - 99.99%                    |
       | GUS - 50%                    |            | LUX SA - .01%                   |  September 30, 2000                   Page 3
       --------------------------------            -----------------------------------

Item 27.    NUMBER OF CONTRACT OWNERS

            The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 44,894 and 1,212 respectively.

Item 28.    INDEMNIFICATION

            Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    PRINCIPAL UNDERWRITER


            (a) Security Distributors, Inc. ("SDI"), a subsidiary of Security
                Benefit Life Insurance Company, serves as distributor for contracts issued by the Registrant through its Nationwide Multi-Flex Variable Account and Nationwide Variable Account - 9 and made available to educators and their families who are members of the National Education Association ("NEA"). SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI performs similar functions for the following separate accounts of Security Benefit Life Insurance Company: SBL Variable Annuity Accounts I, III, IV, X and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, a subsidiary of Security Benefit Life, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, Security Ultra Fund, and SBL Fund.

(b)                     SDI DIRECTORS AND OFFICERS


 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Gregory J. Garvin                                                         President
 700 SW Harrison
 Topeka, Kansas 66636-0001

 John D. Cleland                                                  Vice President and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Richard K. Ryan                                                            Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 James R. Schmank                                                           Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Mark E. Young                                                              Director
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Amy J. Lee                                                                Secretary
 700 SW Harrison
 Topeka, Kansas 66636-0001

 Brenda M. Harwood                                                   Treasurer and Director
 700 SW Harrison
 Topeka, Kansas 66636-0001
 ------------------------------------------------------------------------------------------------------------------






                (c)
 ------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
 ------------------------------------------------------------------------------------------------------------------
Security Distributors, Inc.    N/A                      N/A                     N/A                N/A
 ------------------------------------------------------------------------------------------------------------------



Item 30.    LOCATION OF ACCOUNTS AND RECORDS

            John Davis
            Nationwide Life Insurance Company
            One Nationwide Plaza
            Columbus, OH  43215

Item 31.    MANAGEMENT SERVICES

            Not Applicable

Item 32.    UNDERTAKINGS

            The Registrant hereby undertakes to:

            (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

            The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
            Section 403(b)(11) of the Internal Revenue Code.

            Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Multi-Flex Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP



Columbus, Ohio
April 5, 2000

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, NATIONWIDE MULTIFLEX VARIABLE ACCOUNT certifies that the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment No. 30 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 16th day of November, 2000.

                                       NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                               -------------------------------------------------
                                                  (Registrant)

                                         NATIONWIDE LIFE INSURANCE COMPANY
                               -------------------------------------------------
                                                   (Depositor)

                               By /s/          STEVEN SAVINI, ESQ.
                               -------------------------------------------------
                                               Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 30 has been signed by the following persons in the capacities indicated on the 16th day of November, 2000.

               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin
A. I. BELL                                             Director
----------------------------------------
A. I. Bell
NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit
KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel
Willard J. Engel                                       Director
----------------------------------------
Willard J. Engel
Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney
Joseph J. Gasper                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director
W.G. JURGENSEN                                  Chief Executive Officer
----------------------------------------
W.G. Jurgensen                                       and Director
Dimon R. MCFerson                                    Chairman and
----------------------------------------
Dimon R. McFerson                                      Director
David O. Miller                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director
Yvonne M. Curl                                         Director
----------------------------------------
Yvonne M. Curl
Robert A. Oakley                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer
Ralph m. paige                                         Director
----------------------------------------
Ralph M. Paige
James F. Patterson                                     Director
----------------------------------------
James F. Patterson
Arden L. Shisler                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini
Robert L. Stewart                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart